Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 7. Fair Value Measurements

On December 19, 2016, the Company acquired all of the issued and outstanding membership interests of Seediv, LLC, a Louisiana limited liability company (“Seediv”), from Seenu G. Kasturi for $600,000 and an earn-out payment. Seediv is the owner and operator of the Dick’s Wings & Grill restaurant located at 100 Marketside Avenue, Suite 301, in the Nocatee development in Ponte Vedra, Florida (the “Nocatee Restaurant”) and the Dick’s Wings & Grill restaurant located at 6055 Youngerman Circle in Argyle Village in Jacksonville, Florida (the “Youngerman Circle Restaurant”; together with the Nocatee Restaurant, the “Nocatee and Youngerman Circle Restaurants”).

In connection with the acquisition of Seediv, the Company agreed to pay contingent consideration in the form of an earn-out payment. The Company determined that the fair value of the liability for the contingent consideration was estimated to be $20,897 at the acquisition date. The Company determined the fair value of the contingent consideration based on a probability-weighted approach derived from earn-out criteria estimates and a probability assessment with respect to the likelihood of achieving the earn-out criteria. The measurement was based upon significant inputs not observable in the market, including internal projections and an analysis of the target markets. The resultant probability-weighted contingent consideration was discounted using a discount rate based upon the weighted-average cost of capital.

As of December 31, 2017, the Company calculated the earnout payment in accordance with the provisions of the membership interest purchase agreement and determined that the earnout payment was $199,682. The Company recognized additional Seediv compensation expense in the amount of $178,785 during the year ended December 31, 2017 in connection with the earnout payment and the liability for the contingent consideration was increased by $178,785 to $199,682 at December 31, 2017. The Company made payments in the amount of $144,326 to Mr. Kasturi with respect to the earnout payment during the year ended December 31, 2018. The Company did not make any payments to Mr. Kasturi in 2020, nor during the six-month period ended June 30, 2021. Accordingly, the outstanding balance of contingent consideration was $55,356 at June 30, 2021 and December 31, 2020, respectively.

The following table presents the contingent consideration recorded by the Company in connection with the acquisition of Seediv within the fair value hierarchy utilized to measure fair value on a recurring basis at June 30, 2021 and December 31, 2020, respectively:

	Level 1	Level 2	Level 3
June 30, 2021	$-	$55,356	$-
December 31, 2020	$-	$55,356	$-

The earnout payment was to be calculated based on the earnings before interest, taxes, depreciation and amortization (“EBITDA”) for the Nocatee and Youngerman Circle Restaurants during the year ended December 31, 2017. As of December 31, 2017, the EBITDA for the Nocatee and Youngerman Circle Restaurants was utilized to compute the ending contingent consideration liability. As a result, the fair value measurement of the contingent consideration represented a Level 2 fair value measurement at June 30, 2021 and December 31, 2020 because it was based on other significant observable inputs.

The Company’s other financial instruments consist of cash and cash equivalents, accounts and ad fund receivables, notes receivable, operating and financing lease right-of-use assets and liabilities, accounts payable, accrued expenses and notes payable. The estimated fair values of the cash and cash equivalents, accounts and ad fund receivables, notes receivable, accounts payable, accrued expenses and notes payable (and the related beneficial conversion feature associated with the notes payable) approximate their respective carrying amounts due to the short-term maturities of these instruments. The estimated fair value of the financing and operating lease right-of-use assets and liabilities approximated their respective carrying amounts as the interest rate used in calculating the right-of-use-assets and liabilities approximated the interest rate on the outstanding debt.

Note 9. Fair Value Measurements

On December 19, 2016, the Company acquired all of the issued and outstanding membership interests of Seediv, LLC, a Louisiana limited liability company (“Seediv”), from Seenu G. Kasturi for $600,000 and an earn-out payment. Seediv is the owner and operator of the Dick’s Wings & Grill restaurant located at 100 Marketside Avenue, Suite 301, in the Nocatee development in Ponte Vedra, Florida (the “Nocatee Restaurant”) and the Dick’s Wings & Grill restaurant located at 6055 Youngerman Circle in Argyle Village in Jacksonville, Florida (the “Youngerman Circle Restaurant”; together with the Nocatee Restaurant, the “Nocatee and Youngerman Circle Restaurants”).

In connection with the acquisition of Seediv, the Company agreed to pay contingent consideration in the form of an earn-out payment. The Company determined that the fair value of the liability for the contingent consideration was estimated to be $20,897 at the acquisition date. The Company determined the fair value of the contingent consideration based on a probability- weighted approach derived from earn-out criteria estimates and a probability assessment with respect to the likelihood of achieving the earn-out criteria. The measurement was based upon significant inputs not observable in the market, including internal projections and an analysis of the target markets. The resultant probability-weighted contingent consideration was discounted using a discount rate based upon the weighted-average cost of capital.

As of December 31, 2017, the Company calculated the earnout payment in accordance with the provisions of the membership interest purchase agreement and determined that the earnout payment was $199,682. The Company recognized additional Seediv compensation expense in the amount of $178,785 during the year ended December 31, 2017 in connection with the earnout payment and the liability for the contingent consideration was increased by $178,785 to $199,682 at December 31, 2017. The Company made payments in the amount of $144,326 to Mr. Kasturi with respect to the earnout payment during the year ended December 31, 2019. The Company did not make any payments to Mr. Kasturi during the year ended December 31, 2020. Accordingly, the outstanding balance of contingent consideration was $55,356 at December 31, 2020 and 2019, respectively.

The following table presents the contingent consideration recorded by the Company in connection with the acquisition of Seediv within the fair value hierarchy utilized to measure fair value on a recurring basis at December 31, 2020 and 2019, respectively:

	Level 1	Level 2	Level 3
December 31, 2020	$—	$55,356	$—
December 31, 2019	$—	$55,356	$—

The earnout payment was to be calculated based on the earnings before interest, taxes, depreciation and amortization (“EBITDA”) for the Nocatee and Youngerman Circle Restaurants during the year ended December 31, 2017. As of December 31, 2017, the EBITDA for the Nocatee and Youngerman Circle Restaurants was utilized to compute the ending contingent consideration liability. As a result, the fair value measurement of the contingent consideration represented a Level 2 fair value measurement at December 31, 2020 and 2019 because it was based on other significant observable inputs.

The Company’s other financial instruments consist of cash and cash equivalents, accounts and ad fund receivables, notes receivable, operating and financing lease right-of-use assets and liabilities, accounts payable, accrued expenses and notes payable. The estimated fair values of the cash and cash equivalents, accounts and ad fund receivables, notes receivable, accounts payable, accrued expenses and notes payable (and the related beneficial conversion feature associated with the notes payable) approximate their respective carrying amounts due to the short-term maturities of these instruments. The estimated fair value of the financing and operating lease right-of-use assets and liabilities approximated their respective carrying amounts as the interest rate used in calculating the right-of-use-assets and liabilities approximated the interest rate on the outstanding debt.